Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Land	$669	$645
Buildings and leasehold improvements	713	686
Equipment	1,490	1,383
Construction in progress	98	82
Total property and equipment	2,970	2,796
Less: accumulated depreciation	1,134	1,036
Property and equipment, net	$1,836	$1,760